Derivative Financial Instruments (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company entered into financing transactions in prior periods that gave rise to derivative liabilities. These financial instruments are carried as derivative liabilities, at fair value, in the Company's financial statements. Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change. Accordingly, all income and expense amounts discussed below are reflected in the Company's consolidated statements of operations in other income under loss on exchange of warrants, change in fair value of derivatives, or change in notes payable carried at fair value.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants for the six months ended June 30, 2013:

	Linked Common Shares to Derivative Warrants	Warrant Liability
Balance, December 31, 2012	128,350	$2,750
Exchange of warrants for common stock	(4,546)	—
Conversion of notes into common stock	—	—
Change in fair value of derivatives	—	(220)
Balance, June 30, 2013	123,804	$2,530

The following table summarizes the Company's activity and fair value calculations of its derivative notes payable for the six months ended June 30, 2013:

	Linked Common Shares to Convertible Notes Payable	Bifurcated Compound Embedded Derivatives	Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	537,146	$11,817	$—
Issuance of $750,000 promissory note with compound embedded derivative - May 31, 2013	6,042,000	—	820,202
Conversion of notes into common stock	(773,983)	(12,461)	—
Change in fair value of derivatives	270,837	644	343,353
Balance, June 30, 2013	6,076,000	$—	$1,163,555

The Company calculated the fair value of its warrant liability, its embedded derivatives in which the compound embedded derivatives were bifurcated and recorded at fair value, and the notes payable, carried at fair value, using the valuation methods and inputs described below.

Warrant Liability
In applying current accounting standards to153,882 warrant shares issued in its May 2011 Offering, 110,000 warrant shares issued in its September 2012 public offering and 250 warrant shares issued in July 2011 during a customer list acquisition, the Company determined that these warrants require classification as a liability due to certain registration rights and listing requirements in the agreements.

In May and June 2012, pursuant to separate private transactions with nineteen warrant holders, the Company redeemed warrants to purchase an aggregate of 123,052 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemptions were treated as an exchange wherein the fair value of the newly issued common stock was recorded and the difference between that and the carrying value of the warrants received in the exchange is recorded in the Company's consolidated statements of operations in other income under loss on exchange and change in fair value of derivatives. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $764,513 during the three and six months ended June 30, 2012.

In February 2013, pursuant to a private transaction with a warrant holder, the Company redeemed a warrant to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemption was treated as an exchange wherein the fair value of the newly issued common stock was recorded and the difference between that and the zero carrying value of the warrant received in the exchange was recorded in the Company's consolidated statements of operations in other income under loss on exchange of warrants. As a result of the exchange, the Company recognized a loss on the exchange of the warrants in the amount $732 during the three months ended March 31, 2013.

During the three months ended June 30, 2013 and 2012, the Company recorded income of $7,700 and $623,028, respectively, due to the change in the fair value of its warrants. During the six months ended June 30, 2013 and 2012, the Company recorded income of $220 and $727,725, respectively, due to the change in the fair value of its warrants.

The warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique as of December 31, 2012 and June 30, 2013 are as follows:

Binomial Assumptions	December 31, 2012	June 30, 2013
Fair market value of asset (1)	$0.22	$0.27
Exercise price	$1.25	$1.25
Term (2)	4.7 years	4.2 years
Implied expected life (3)	4.6 years	4.2 years
Volatility range of inputs (4)	45.82%--84.21%	47.13%--61.51%
Equivalent volatility (3)	60.20%	54.84%
Risk-free interest rate range of inputs (5)	0.11%--0.72%	0.04%--1.41%
Equivalent risk-free interest rate (3)	0.32%	0.35%
(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2), above.

(5)  Note 3 Table 2 FN1

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 and its $75,000 convertible promissory note as modified on June 6, 2012 (see Note 2) required bifurcation and liability classification as derivative financial instruments because they were not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. The noteholders did not elect to convert the $75,000 convertible promissory note prior its maturity date on December 4, 2012. Therefore, the conversion feature expired and no further derivative valuation is required. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The Company recorded the $12,461 value of the compound embedded derivative on the conversion date as a charge to additional paid-in capital. As of February 4, 2013, all convertible notes in which the conversion feature had been bifurcated and recorded at fair value, had been converted. The Company recorded expense resulting from the change in the fair value of the compound embedded derivatives during the six months ended June 30, 2013 in the amount of $644. The Company recorded expense resulting from the change in the fair value of the compound embedded derivatives during the three and six months ended June 30, 2012 in the amount of $82,536 and $96,246, respectively.

The Monte Carlo Simulation (“MCS”) technique was used to calculate the fair value of the compound embedded derivatives because it provides for the necessary assumptions and inputs. The MCS technique, which is an option-based model, is a generally accepted valuation technique for valuing embedded conversion features in hybrid convertible notes, because it is an open-ended valuation model that embodies all significant assumption types, and ranges of assumption inputs that the Company agrees would likely be considered in connection with the arms-length negotiation related to the transference of the instrument by market participants. In addition to the typical assumptions in a closed-end option model, such as volatility and a risk free rate, MCS incorporates assumptions for interest risk, credit risk and redemption behavior. In addition, MCS breaks down the time to expiration into potentially a large population of time intervals and steps. However, there may be other circumstances or considerations, other than those addressed herein, that relate to both internal and external factors that would be considered by market participants as it relates specifically to the Company and the subject financial instruments. The effects, if any, of these considerations cannot be reasonably measured, quantified or qualified.

The following table shows the summary calculations arriving at the compound embedded derivative value as of December 31, 2012 and on the final conversion date of February 4, 2013. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	December 31, 2012	February 4, 2013
Notional amount	$106,355	$112,150
Conversion price	0.198	0.145
Linked common shares (1)	537,146	773,983
MCS value per linked common share (2)	0.022	0.016
Total	$11,817	$12,461

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares increased as the trading market price decreased and decreased as the trading market price increased.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

The significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of December 31, 2012 and on the final conversion date of February 4, 2013 are as follows:

Monte Carlo Assumptions	December 31, 2012	February 4, 2013 (7)
Fair market value of asset (1)	$0.22	$0.16
Conversion price	$0.198	$0.14
Term (2)	0.09 years	n/a
Implied expected life (3)	0.09 years	n/a
Volatility range of inputs (4)	16.12%--40.17%	n/a
Equivalent volatility (3)	30.7%	n/a
Risk adjusted interest rate range of inputs (5)	10.00%	n/a
Equivalent risk-adjusted interest rate (3)	10.00%	n/a
Credit risk-adjusted interest rate (6)	15.63%	n/a

(1)  The fair market value of the asset was determined by using the Company's closing stock price as reflected in the over-the-counter market.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (2) above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.

(7) Monte Carlo inputs are "n/a" on expiration date of February 4, 2013 since only intrinsic value remains. There is no time value left, so the use of an option model is not necessary.

Convertible Notes-Carried At Fair value
On May 31, 2013, the Company signed a loan extension and conversion agreement with Brian W. Brady, a director of the Company, that extended the due date on its $750,000 notes payable to August 31, 2013 and added a conversion feature in which the notes and all accrued interest thereon will be converted into equity upon the closing of the next private placement on the same terms and conditions that will be applicable to other investors in the future financing. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 restricted stock units which vest upon the earlier of two years after issuance or completion of a transaction resulting in a change of control of the Company.

The Company concluded that since the modification resulted in the addition of a conversion feature, the notes no longer met the definition of being indexed to the Company's own stock as provided in ASC 815 Derivatives and Hedging. Accordingly, the modification of these loans on May 31, 2013 resulted in a change that required either bifurcation of the embedded conversion feature or the Company could choose to record the entire fair value of the convertible notes at fair value. According to the terms of the modification, the convertible notes are required to be converted on the date the Company finalizes a future contemplated financing.  Rather than choosing to value the notes based on the present value of their cash flows, it was assumed a market participant would likely consider the common stock equivalent value to be more indicative of the fair value of the notes since they will be converted and not paid in cash.  Therefore, management chose to record the promissory notes  at their fair value using a common stock equivalent approach, with changes in fair value being reported as “Change in the fair value of derivatives and notes payable carried at fair value, net” in the accompanying consolidated statements of operations. The $750,000 convertible notes payable was valued at $820,202 on May 31, 2013 and $1,163,555 on June 30, 2013 using a common stock equivalent value as outlined in more detail below. This change in fair value resulted in an expense of $343,353 during the three and six months ended June 30, 2013.

The notes are convertible on the same terms and conditions that will be applicable to investors in a future private placement and since the Company is currently negotiating a future financing and management believes there is a high probability that the financing will occur, the common stock equivalent value of the notes was based on the current negotiated terms of the future financing. As consideration for the extension of the maturity date of the notes, the Company also agreed to issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share and 1,687,500 restricted stock units upon the first closing of the future financing event. The obligation for the Company to issue additional warrants and restricted stock is consideration for the modification, so the fair value of these instruments are included in the determination of the amount of extinguishment loss, if applicable. The modification added a substantial conversion feature so the debt instruments were considered “substantially” different after the modification and extinguishment accounting was applicable. However, since Mr. Brady is a board member and shareholder, the extinguishment is in essence an equity transaction. As such, the difference between the carrying amount of the original notes of $755,227 was compared to the fair value of the modified notes plus the fair value of the warrants issued on May 31, 2013, plus the warrants and restricted stock to be issued in the future, which equaled $1,526,202. The difference of $770,975 was treated as a capital transaction of which $64,975 is included in prepaid equity financing costs and $706,000 is included in additional paid-in capital as of June 30, 2013.

The issued warrants, indexed to 1,000,000 shares of common stock met the conditions for equity classification and the fair value of $88,000 as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as additional paid-in capital. The value of the warrants and the restricted stock to be issued upon the occurrence of the future financing were also recorded in additional paid-in capital. The warrants were valued at $280,500, using a binomial lattice option valuation technique and the restricted stock was valued at $337,500 based on the current market prices.

When the Company extended the terms of the $750,000 promissory notes and added a conversion feature, the Company elected to record the $750,000 convertible notes, at their fair value, under the guidance of ASC 815-15-25-4. The fair value was calculated as a common stock equivalent value. The conversion terms of the modified note agreement are dependent on the terms of a future financing, however, the Company is currently in negotiations to enter into a future private placement so the terms of the new financing are already established and management believes there is a high likelihood the financing will occur. Accordingly, the terms of the negotiated future financing were used to estimate the fair value of the convertible note. The negotiated terms of the future financing will allow investors to purchase units at $25,000 each which will consist of 100,000 shares of common stock and two warrants, one to purchase 50,000 shares of common stock at a purchase price of $0.25 and another warrant to purchase 50,000 shares of common stock at an exercise price of $0.50 per share. As of May 31, 2013, the outstanding principal and interest on the notes was $755,227 and based on the terms of the negotiated financing, the investor would receive 3,021,000 shares of common stock, warrants indexed to 1,510,500 shares of common stock with an exercise price of $0.25, and warrants indexed to 1,510,500 shares of common stock with an exercise price of $0.50. As of June 30, 2013, the outstanding principal and interest on the notes was $759,541 and based on the terms of the negotiated financing, the investor would receive 3,038,000 shares of common stock, warrants indexed to 1,519,000 shares of common stock with an exercise price of $0.25, and warrants indexed to 1,519,000 shares of common stock with an exercise price of $0.50. As such, the common stock equivalent value was based the calculated indexed shares, the fair value of the common stock on the valuation date, and the fair value of the warrants using a binomial lattice model.

As of the date of modification, May 31, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,021,000	$0.200	604,200
Warrants - $0.25 exercise price	1,510,500	$0.088	132,924
Warrants - $0.50 exercise price	1,510,500	$0.055	83,078
Common stock equivalent value			820,202

As of June 30, 2013, the common stock equivalent value was estimated as follows:

	Indexed Shares	Fair Value per Share	Estimated Fair Value
Common stock	3,038,000	$0.270	820,260
Warrants - $0.25 exercise price	1,519,000	$0.137	208,103
Warrants - $0.50 exercise price	1,519,000	$0.089	135,192
Common stock equivalent value			1,163,555

The common stock was valued at the trading market price on the date of the valuation. The warrants were valued using a Binomial model. Significant inputs into the Lattice model as of May 31, 2013 and June 30, 2013 are as follows:

Binomial Assumptions	May 31, 2013	June 30, 2013
Fair market value of asset	$0.20	$0.27
Exercise price	$0.25-$0.50	$0.25-$0.50
Term	5.0 years	5.0 years
Implied expected life	5.0 years	5.0 years
Volatility range of inputs	50.14%--83.49%	50.09%--83.37%
Equivalent volatility	59.15%	57.48%
Risk-free interest rate range of inputs	1.07%--1.05%	0.10%--1.41%
Equivalent risk-free interest rate	0.43%	0.56%

Fair value measurements
Assets and liabilities that are recorded at fair value on a recurring basis are measured in accordance with ASC 820-10-05, Fair Value Measurements. The Brian Brady Promissory Notes originally issued April 11, 2013 and May 22, 2013 and modified on May 31, 2013 to extend the term and add a conversion feature are classified within Level 3 of the fair value hierarchy as they are valued using unobservable inputs including significant assumptions of the Company and other market participants.

The reconciliation of our derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2013 is as follows:

Convertible Notes Payable, Carried at Fair Value
Balance, December 31, 2012	$—
Common stock equivalent value of notes upon modification	820,202
Total loss included in earnings	343,353
Balance, June 30, 2013	$1,163,555

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g. interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company generally does not use derivative financial instruments to hedge exposures to cash-flow, market or foreign-currency risks. However, the Company entered into financing transactions during the years ended December 31, 2012 and 2011that gave rise to derivative liabilities. These financial instruments are carried as derivative liabilities, at fair value, in the Company's financial statements. Changes in the fair value of derivative financial instruments are required to be recorded in other income in the period of change. Accordingly, all income and expense amounts discussed below are reflected in the Company's consolidated statements of operations in other income under loss on exchange of warrants or change in fair value of derivatives.

The following table summarizes the Company's activity and fair value calculations of its derivative warrants and convertible promissory notes for the years ended December 31, 2012 and 2011.

	Linked Common Shares to Derivative Warrants	Warrant Liability	Linked Common Shares to Promissory Notes	Compound Embedded Derivatives
Balance, December 31, 2010	—	$—	—	$—
Issuance of warrants with preferred stock financing - May 2011 Offering	153,882	$1,083,210	—	$—
Issuance of warrants in purchase of intangible assets	250	$1,760	—	$—
Change in fair value of derivatives		$(332,484)	—	$—
Balance, December 31, 2011	154,132	$752,486	—	$—
Issuance of $550,000 promissory note with compound embedded derivative - February 3, 2012	—	—	23,416	12,151
Issuance of $75,000 promissory note with compound embedded derivative - June 6, 2012	—	—	26,042	15,625
Issuance of warrants to underwriters - September 11, 2012	110,000	49,170	—	—
Exchange of warrants for common stock	(135,782)	(19,823)	—	—
Conversion of notes into common stock	—	—	(2,069,439)	(83,663)
Change in fair value of derivatives	—	(779,083)	2,557,127	67,704
Balance, December 31, 2012	128,350	$2,750	537,146	$11,817

The Company calculated the fair value of its warrant liability and compound embedded derivatives using the valuation methods and inputs described below.

Derivative Warrants
On September 11, 2012, the Company closed on a public offering of 2,200,000 shares of its common stock at an offering price of $1.00 per share and issued warrants to the underwriter to purchase 110,000 shares of common stock, which had a fair value of $49,170 (see Note 7). The Company determined that these warrants required classification as a liability and recorded this value on the balance sheet as a Warrant Liability.

In applying current accounting standards to the 153,882 warrant shares issued in the May 2011 Offering, the 110,000 warrant shares issued in the September 2012 public offering (see Note 7) and the 250 warrant shares issued in July 2011 during a customer list acquisition (see Note 3), the Company determined that the warrants require classification as a liability due to certain registration rights and listing requirements in the agreement.

The Company recorded income resulting from the change in the fair value of the warrants during the twelve months ended December 31, 2012 and 2011 in the amount of $779,083 and $332,484, respectively.

From May through August 2012, pursuant to separate private transactions with twenty-four warrant holders, the Company redeemed warrants to purchase an aggregate of 135,782 shares of common stock for the same number of shares without the Company receiving any further cash consideration. The redemptions were treated as an exchange wherein the $821,946 fair value of the newly issued common stock was recorded and the difference between that and the $19,823 carrying value of the warrants received in the exchange is recorded in the Company's consolidated statements of operations in other income under loss on exchange of warrants. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount of $802,123 during the twelve months ended December 31, 2012.

The derivative warrants were valued using a Binomial Lattice Option Valuation Technique (“Binomial”). Significant inputs into this technique are as follows:

	Inception Dates
Binomial Assumptions	May 24 and 26, 2011	August 15, 2011	September 11, 2012	December 31, 2011	December 31, 2012
Fair market value of asset (1)	$13.20	$13.20	$0.95	$12.50	$0.22
Exercise price	$20.00	$20.00	$1.25	$20.00	$1.25
Term (2)	5.0 years	5.0 years	5.0 years	4.4--4.6 Years	4.7 years
Implied expected life (3)	4.9 years	4.9 years	4.9 years	4.4--4.6 Years	4.6 years
Volatility range of inputs (4)	64.4%--95.8%	61.9%--94.7%	50.9%--86.3%	63.4%--92.2%	45.82%--84.21%
Equivalent volatility (3)	76.90%	75.20%	65.31%	74.2%	60.20%
Risk-free interest rate range of inputs (5)	0.11%--1.81%	0.08%--0.99%	0.02%--0.96%	0.02%--0.83%	0.11%--0.72%
Equivalent risk-free interest rate (3)	0.50%	0.33%	0.22%	0.27%--0.31%	0.32%
(1)  The fair market value of the asset was determined by the Company using all available information including, but not limited to the trading market price and the actual, negotiated prices paid by the independent investors in the May 2011 Offering and a private offering in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free interest rate amounts are derived from the Binomial.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1), above.

(5)  The risk-free rates used for inputs represent the yields on zero coupon US Government Securities with periods to maturity consistent with the intervals described in (1), above.

Compound Embedded Derivative
The Company concluded that the compound embedded derivative in its $550,000 senior secured promissory note issued on February 3, 2012 and its $75,000 convertible promissory note as modified on June 6, 2012 (see Note 4) required bifurcation and liability classification as derivative financial instruments as they were not considered indexed to the Company's own stock as defined in ASC 815, Derivatives and Hedging. From October 2012 through December 2012, the noteholders on the Company's $550,000 senior secured promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. The Company recorded the related $83,663 value of the compound embedded derivative on the converted portion as a charge to additional paid-in capital. The Company recorded expense resulting from the change in the fair value of the compound embedded derivatives during the twelve months ended December 31, 2012 in the amount of $67,704.

The Monte Carlo Simulation (“MCS”) technique was used to calculate the fair value of the compound embedded derivatives because it provides for the necessary assumptions and inputs. The MCS technique, which is an option-based model, is a generally accepted valuation technique for valuing embedded conversion features in hybrid convertible notes, because it is an open-ended valuation model that embodies all significant assumption types, and ranges of assumption inputs that the Company agrees would likely be considered in connection with the arms-length negotiation related to the transference of the instrument by market participants. In addition to the typical assumptions in a closed-end option model, such as volatility and a risk free rate, MCS incorporates assumptions for interest risk, credit risk and redemption behavior. In addition, MCS breaks down the time to expiration into potentially a large population of time intervals and steps. However, there may be other circumstances or considerations, other than those addressed herein, that relate to both internal and external factors that would be considered by market participants as it relates specifically to the Company and the subject financial instruments. The effects, if any, of these considerations cannot be reasonably measured, quantified or qualified.

The following table shows the summary calculations arriving at the compound embedded derivative values as of February 3, 2012, June 6, 2012 and December 31, 2012. See the assumption details for the composition of these calculations.

Compound Embedded Derivative	February 3, 2012	June 6, 2012	December 31, 2012
Notional amount	$505,785	$75,000	$106,355
Conversion price	21.60	2.88	0.198
Linked common shares (1)	23,416	26,042	537,146
MCS value per linked common share (2)	0.52	0.60	0.022
Total	$12,151	$15,625	$11,817

(1) The Compound Embedded Derivative is linked to a variable number of common shares based upon a percentage of the Company's closing stock price as reflected in the over-the-counter market. The number of linked shares will increase as the trading market price decreases and will decrease as the trading market price increases. The fluctuation in the number of linked common shares will have an effect on fair values in future periods.

(2) The Note embodied a contingent conversion feature that was predicated upon a financing transaction that was planned for a date between the issuance date and March 2, 2012. If the financing occurred, the maturity date of the Note was August 2, 2012. If the financing did not occur, the maturity date of the Note was February 2, 2013. While, in hindsight, the financing did not occur, the calculation of value must consider that on the issuance date the contingency was present and resulted in multiple scenarios of outcome as it related to the conversion feature subject to bifurcation. The mechanism for building this contingency into the MCS value was to perform two separate calculations of value and weight them on a reasonable basis.

Significant inputs into the Monte Carlo Simulation used to calculate the compound embedded derivative values as of February 3, 2012, June 6, 2012 and December 31, 2012 are as follows:

	Inception Date	Inception Date
Monte Carlo Assumptions	February 3, 2012	June 6, 2012	December 31, 2012
Fair market value of asset (1)	$12.50	$3.20	$0.22
Conversion price	$21.60	$2.88	$0.198
Term (2)	.5 - 1 year	0.60 years	0.09 years
Implied expected life (3)	0.74 years	0.58 years	0.09 years
Volatility range of inputs (4)	44.23%--70.30%	53.54%--68.00%	16.12%--40.17%
Equivalent volatility (3)	55.9%	59.2%	30.7%
Risk adjusted interest rate range of inputs (5)	10.00%--30.95%	7.62%--12.33%	10.00%
Equivalent risk-adjusted interest rate (3)	16.43%	9.33%	10.00%
Credit risk-adjusted interest rate (6)	12.71%	15.74%	15.63%

(1)  The fair market value of the asset was determined by management using all available information including, but not limited to, the trading market price and the actual, negotiated prices paid by a private investor in December 2011.

(2)  The term is the contractual remaining term, allocated among twelve equal intervals for purposes of calculating other inputs, such as volatility and risk-free rate.

(3)  The implied expected life, and equivalent volatility and risk-free risk-adjusted interest rate amounts are derived from the MCS.

(4)  The Company does not have a market trading history upon which to base its forward-looking volatility. Accordingly, the Company selected peer companies that provided a reasonable basis upon which to calculate volatility for each of the intervals described in (1) above.

(5) CED's bifurcated from debt instruments are expected to contain an element of market interest risk. That is, the risk that market driven interest rates will change during the term of a fixed rate debt instrument.

(6) The Company utilized a yield approach in developing its credit risk assumption. The yield approach assumes that the investor's yield on the instrument embodies a risk component, generally, equal to the difference between the actual yield and the yield for a similar instrument without regard to risk.